[DECHERT LLP LETTERHEAD]

May 3, 2013

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Russell Investment Company
File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 193 to the Trust’s Registration Statement on Form N-1A (“PEA 193”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 193.  I hereby further certify that PEA 193 was filed electronically with the Commission on April 29, 2013 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas S. DiLorenzo
Nicholas S. DiLorenzo

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.